Reverse Recapitalization - Schedule of Number of Ordinary Shares Outstanding (Details)	12 Months Ended
Dec. 31, 2025 shares
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	163,106,615
Shares issuable upon the exercise of Warrants	5,382,292
Shares outstanding, diluted	168,488,907
Arisz Common Stock [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	94,658
Arisz Private Placement Shares [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	276,389
Arisz Common Stock held by Insider (founders/Sponsor initial share) and transferees [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	1,260,652
Arisz Rights held by public stockholders [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	345,000
Arisz Common Stocks underlying Arisz Rights included as part of the Private Placement [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	13,818
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as deferred underwriting compensation [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	51,750
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as Arisz’s M&A Consultant [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	2,250,000
Class A Ordinary Shares issued to Aqua Pursuit International Limited as BitFuFu’s M&A Consultant [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	1,010,000
Class A Ordinary Shares issued to PIPE Investors [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	7,400,000
Ordinary Shares issued to shareholders of BitFuFu in Business Combination [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	150,000,000
Shares issued pursuant to the Backstop Agreement [Member]
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	200,000
Shares transferred from Arisz Sponsor to a subsidiary of BitFuFu
Schedule of Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares outstanding	204,348